Series A Convertible Preferred Stock Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Series Convertible Preferred Stock Warrants Tables
Summary of information about the Series A Preferred Stock Warrants outstanding

The following is a summary of information about the Series A Preferred Stock Warrants outstanding at September 30, 2013.

Shares Underlying Warrants Outstanding				Shares Underlying Warrants Exercisable
Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.001	2,000,000	6.7 years	$0.001	2,000,000	$0.001

The following is a summary of information about the Series A Preferred Stock Warrants outstanding at December 31, 2012.

Shares Underlying Warrants Outstanding				Shares Underlying Warrants Exercisable
Range of Exercise	Shares Underlying Warrants	Weighted Average Remaining Contractual	Weighted Average Exercise	Shares Underlying Warrants	Weighted Average Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.001	2,000,000	7.5 years	$0.001	2,000,000	$0.001

The following is a summary of information about the Series A Preferred Stock Warrants outstanding at December 31, 2011.

Shares Underlying Warrants Outstanding				Shares Underlying Warrants Exercisable
Range of Exercise	Shares Underlying Warrants	Weighted Average Remaining Contractual	Weighted Average Exercise	Shares Underlying Warrants	Weighted Average Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.001	2,000,000	8.5 years	$0.001	2,000,000	$0.001

Weighted-average assumptions used for grants

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	September 30,	December 31,
	2013	2012

Average risk-free interest rates	3.27%	3.27%
Average expected life (in years)	5.0	5.0

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2012	2011

Average risk-free interest rates	3.27%	3.27%
Average expected life (in years)	5.0	5.0

Summary of activity of outstanding series A preferred stock warrants

The following is a summary of activity of outstanding series A preferred stock warrants:

		Weighted
		Average
	Number of	Exercise
	Shares	Price

Balance, December 31, 2011	2,000,000	$0.001
Warrants cancelled	-	-
Warrants granted	-	-
Warrants exercised	-	-
Balance, December 31, 2012	2,000,000	$0.001
Warrants cancelled	-	-
Warrants granted	-	-
Warrants exercised	-	-
Balance, September 30, 2013	2,000,000	$0.001

Exercisable, September 30, 2013	2,000,000	$0.001

The following is a summary of activity of outstanding series A preferred stock warrants:

		Weighted
		Average
	Number of	Exercise
	Shares	Price

Balance, December 31, 2010	2,000,000	$0.001
Warrants cancelled	-	-
Warrants granted	-	-
Warrants exercised	-	-
Balance, December 31, 2011	2,000,000	$0.001
Warrants cancelled	-	-
Warrants granted	-	-
Warrants exercised	-	-
Balance, December 31, 2012	2,000,000	$0.001

Exercisable, December 31, 2012	2,000,000	$0.001